Fair Values of Benefit Plan Assets by Asset Class (Parenthetical) (Detail) (Pension Plans, Defined Benefit) In Thousands, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2012 Government bonds and municipal bonds Japanese bonds	Mar. 31, 2012 Government bonds and municipal bonds Foreign bonds	Mar. 31, 2012 Parent USD ($)	Mar. 31, 2012 Parent JPY (¥)	Mar. 31, 2011 Parent JPY (¥)
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Common stock included in Plan assets				$ 549	¥ 45,000	¥ 41,000
Plan assets, invested in equity securities	35.00%			0.08%	0.08%	0.07%
Plan assets, invested in debt securities	30.00%	50.00%	50.00%